Income Taxes (Summary Of (Provision) Benefit (From) Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	10 Months Ended	2 Months Ended	12 Months Ended
	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Current
Interest on uncertain tax provisions				$ 75
Federal				347
State	(11)		(10)	(10)
(Provision) benefit from income taxes	$ (11)		$ (10)	$ 412